Income taxes - Total provision (benefit) for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Loss before income tax expense	$ (3,891)	$ (2,922)	$ (22,060)	$ (12,085)
Statutory tax rate	21.00%	21.00%	21.00%	21.00%
Income tax (benefit) expense at federal statutory rate			$ (4,633)	$ (2,538)
Increase (decrease) resulting from:
Permanent differences			2,300	494
State income tax, net of federal benefit			(177)	(343)
Valuation allowance			3,428	3,583
Other, net			(710)	9
Income tax expense			208	1,205
Current income tax expense			279	5
Deferred income tax benefit			(71)	1,200
Total income tax provision	$ 31	$ (15)	$ 208	$ 1,205